Income and related expenses (Tables)	12 Months Ended
Dec. 31, 2022
Income And Related Expenses
Interest income and gains (losses) on financial instruments

	2022	2021	2020

Interest income – credit card	1,014,875	357,831	217,356
Interest income - lending	932,196	292,701	38,926
Interest income – other assets at amortized cost	388,736	66,202	37,833
Interest income – other receivables	161,004	17,236	149
Interest income and gains (losses) on financial instruments at fair value	1,058,402	312,776	88,658
Financial assets at fair value	1,087,619	309,196	84,819
Other	(29,217)	3,580	3,839
Total interest income and gains (losses) on financial instruments	3,555,213	1,046,746	382,922

Fee and commission income

	2022	2021	2020

Interchange fees	917,373	471,505	254,327
Recharge fees	77,469	48,378	15,287
Rewards revenue	22,438	26,857	23,524
Late fees	104,499	49,951	31,237
Other fee and commission income	115,239	65,766	29,836
Customer Program ("NuSócios") (note 1b)	-	(11,180)	-
Total fee and commission income	1,237,018	651,277	354,211

Interest and other financial expenses

	2022	2021	2020

Interest expense on deposits	1,407,898	317,420	87,325
Other interest and similar expenses	140,005	49,924	26,599
Interest and other financial expenses	1,547,903	367,344	113,924

Transactional expenses

	2022	2021	2020

Bank slip costs	33,963	36,149	46,480
Rewards expenses	42,422	36,885	29,624
Credit and debit card network costs	54,987	22,705	24,986
Other transactional expenses	45,055	21,380	25,725
Total transactional expenses	176,427	117,119	126,815